Loans and financing (Tables)	12 Months Ended
Dec. 31, 2019
Loans and financing
Schedule of loans and financing

		Effective			December 31
Type	Charges	rate	Maturity	Covenants	2019	2018
Loan — BNDES	TLP + IPCA + 3.10% p.a. + Spread 1.37% p.a	8.919% p.a.	12/15/2027	14.1 (a)	147,585	146,602
Loan — BNDES	TJLP + 1.67% p.a.	7.397% p.a.	02/15/2021	14.1 (b)	31,078	57,526
Loan — BNDES	TJLP + 1.96% p.a.	7.692% p.a.	03/15/2022	14.1 (c)	30,945	44,560
Loan — BNDES	TJLP + 1.00% p.a.	7.120% p.a.	09/16/2019		—	528
Loan — Itaú	TJLP + 7.20% p.a.	13.157% p.a.	04/15/2021		165	761
Other					409	4
					210,182	249,981

Current liabilities					41,245	40,720
Non-current liabilities					168,937	209,261

Schedule of maturity profile of the non-current liabilities

	December 31
Period	2019	2018
2020	—	40,012
2021	39,216	39,387
2022	24,474	24,615
2023	21,043	21,043
2024	21,043	21,043
2025	21,043	21,043
2026	21,043	21,043
2027	21,075	21,075
	168,937	209,261

Schedule of changes in loans and financing

	December 31
	2019	2018
Previous balance	249,981	97,288
Funds from acquisition of subsidiaries	443	1,097
Additions of loans and financing	410	191,837
Financial charges	18,418	9,658
Financial charges paid	(16,896)	(9,048)
Payments of loans and financing	(42,174)	(40,851)
Total	210,182	249,981